Fair Value Measurements - Summary of Fair Value Measurement of Assets and Liabilities (Details) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2026	Jan. 31, 2026	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2025	Oct. 31, 2025
Disclosure of fair value measurement of assets [line items]
Trading Securities	$ 207,475			$ 207,475		$ 192,303
Total FVTPL securities	23,250			23,250		21,354
FVOCI Securities	122,176			122,176		113,209
Derivative Assets
Derivative Assets	62,358			62,358		57,151
Derivative Liabilities
Derivative Liabilities	64,056			64,056		58,729
Interest expense for liabilities	9,746	$ 9,520	$ 10,557	19,266	$ 21,782
Interest expense for liabilities carried at fair value
Derivative Liabilities
Interest expense for liabilities	1,373		1,060	2,244	1,780
Interest expense for liabilities carried at amortized cost
Derivative Liabilities
Interest expense for liabilities	8,373		$ 9,497	17,022	$ 20,002
Level 3
Disclosure of fair value measurement of assets [line items]
Fair value liabilities	135			135
Measured at fair value
Disclosure of fair value measurement of assets [line items]
Trading Securities	207,475			207,475		192,303
Total FVTPL securities	23,250			23,250		21,354
FVOCI Securities						113,209
Loans	13,314			13,314		13,324
Other Assets	10,905			10,905		10,004
Deposits	62,466			62,466		56,162
Securities sold but not yet purchased	62,947			62,947		54,876
Other liabilities	48,386			48,386		34,238
Fair value liabilities	173,799			173,799		145,276
Derivative Assets
Derivative Assets	62,358			62,358		57,151
Derivative Liabilities
Derivative Liabilities	64,056			64,056		58,729
Measured at fair value | Canadian federal government
Disclosure of fair value measurement of assets [line items]
Trading Securities	11,077			11,077		12,311
Total FVTPL securities	1,414			1,414		1,619
FVOCI Securities	49,497			49,497		45,335
Measured at fair value | Canadian provincial and municipal governments
Disclosure of fair value measurement of assets [line items]
Trading Securities	10,080			10,080		9,035
Total FVTPL securities	2,440			2,440		1,578
FVOCI Securities	7,893			7,893		5,644
Measured at fair value | U.S. federal government
Disclosure of fair value measurement of assets [line items]
Trading Securities	29,447			29,447		30,902
Total FVTPL securities	1,753			1,753		1,495
FVOCI Securities	23,681			23,681		20,809
Measured at fair value | U.S. states, municipalities and agencies
Disclosure of fair value measurement of assets [line items]
Trading Securities	281			281		1,144
FVOCI Securities	4,578			4,578		5,634
Measured at fair value | Other governments
Disclosure of fair value measurement of assets [line items]
Trading Securities	3,408			3,408		4,126
Total FVTPL securities	124			124		0
FVOCI Securities	3,838			3,838		4,065
Measured at fair value | NHA MBS, and U.S. agency MBS and CMO
Disclosure of fair value measurement of assets [line items]
Trading Securities	71,978			71,978		56,450
Total FVTPL securities	18			18		18
FVOCI Securities	27,918			27,918		27,015
Measured at fair value | Corporate debt
Disclosure of fair value measurement of assets [line items]
Trading Securities	15,225			15,225		11,614
Total FVTPL securities	9,708			9,708		8,908
FVOCI Securities	4,582			4,582		4,515
Measured at fair value | Trading loans
Disclosure of fair value measurement of assets [line items]
Trading Securities	3,402			3,402		4,568
Measured at fair value | Corporate equity
Disclosure of fair value measurement of assets [line items]
Trading Securities	62,577			62,577		62,153
Total FVTPL securities	7,793			7,793		7,736
FVOCI Securities	189			189		192
Measured at fair value | Residential mortgages
Disclosure of fair value measurement of assets [line items]
Loans	68			68		79
Measured at fair value | Business and government loans
Disclosure of fair value measurement of assets [line items]
Loans	13,246			13,246		13,245
Measured at fair value | Interest rate contracts
Derivative Assets
Derivative Assets	9,551			9,551		8,681
Derivative Liabilities
Derivative Liabilities	10,551			10,551		10,099
Measured at fair value | Foreign exchange contracts
Derivative Assets
Derivative Assets	25,432			25,432		30,519
Derivative Liabilities
Derivative Liabilities	20,395			20,395		26,049
Measured at fair value | Commodity contracts
Derivative Assets
Derivative Assets	3,758			3,758		1,462
Derivative Liabilities
Derivative Liabilities	3,583			3,583		1,608
Measured at fair value | Equity contracts
Derivative Assets
Derivative Assets	23,545			23,545		16,488
Derivative Liabilities
Derivative Liabilities	29,422			29,422		20,973
Measured at fair value | Credit default swaps
Derivative Assets
Derivative Assets	72			72		1
Derivative Liabilities
Derivative Liabilities	105			105		0
Measured at fair value | Level 1
Disclosure of fair value measurement of assets [line items]
Trading Securities	66,620			66,620		65,759
Total FVTPL securities	1,104			1,104		1,146
FVOCI Securities	817			817		1,211
Loans	0			0		0
Other Assets	9,410			9,410		8,521
Deposits	0			0		0
Securities sold but not yet purchased	21,589			21,589		14,998
Other liabilities	2,311			2,311		2,142
Fair value liabilities	23,900			23,900		17,140
Derivative Assets
Derivative Assets	324			324		558
Derivative Liabilities
Derivative Liabilities	588			588		389
Measured at fair value | Level 1 | Canadian federal government
Disclosure of fair value measurement of assets [line items]
Trading Securities	784			784		757
Total FVTPL securities	0			0		56
FVOCI Securities	511			511		1,158
Measured at fair value | Level 1 | Canadian provincial and municipal governments
Disclosure of fair value measurement of assets [line items]
Trading Securities	0			0		0
Total FVTPL securities	0			0		0
FVOCI Securities	0			0		0
Measured at fair value | Level 1 | U.S. federal government
Disclosure of fair value measurement of assets [line items]
Trading Securities	3,888			3,888		3,308
Total FVTPL securities	0			0		0
FVOCI Securities	297			297		16
Measured at fair value | Level 1 | U.S. states, municipalities and agencies
Disclosure of fair value measurement of assets [line items]
Trading Securities	0			0		0
FVOCI Securities	0			0		0
Measured at fair value | Level 1 | Other governments
Disclosure of fair value measurement of assets [line items]
Trading Securities	147			147		199
Total FVTPL securities	0			0		0
FVOCI Securities	9			9		37
Measured at fair value | Level 1 | NHA MBS, and U.S. agency MBS and CMO
Disclosure of fair value measurement of assets [line items]
Trading Securities	0			0		0
Total FVTPL securities	0			0		0
FVOCI Securities	0			0		0
Measured at fair value | Level 1 | Corporate debt
Disclosure of fair value measurement of assets [line items]
Trading Securities	0			0		0
Total FVTPL securities	0			0		0
FVOCI Securities	0			0		0
Measured at fair value | Level 1 | Trading loans
Disclosure of fair value measurement of assets [line items]
Trading Securities	0			0		0
Measured at fair value | Level 1 | Corporate equity
Disclosure of fair value measurement of assets [line items]
Trading Securities	61,801			61,801		61,495
Total FVTPL securities	1,104			1,104		1,090
FVOCI Securities	0			0		0
Measured at fair value | Level 1 | Residential mortgages
Disclosure of fair value measurement of assets [line items]
Loans	0			0		0
Measured at fair value | Level 1 | Business and government loans
Disclosure of fair value measurement of assets [line items]
Loans	0			0		0
Measured at fair value | Level 1 | Interest rate contracts
Derivative Assets
Derivative Assets	68			68		15
Derivative Liabilities
Derivative Liabilities	54			54		18
Measured at fair value | Level 1 | Foreign exchange contracts
Derivative Assets
Derivative Assets	0			0		43
Derivative Liabilities
Derivative Liabilities	35			35		0
Measured at fair value | Level 1 | Commodity contracts
Derivative Assets
Derivative Assets	136			136		225
Derivative Liabilities
Derivative Liabilities	344			344		196
Measured at fair value | Level 1 | Equity contracts
Derivative Assets
Derivative Assets	76			76		275
Derivative Liabilities
Derivative Liabilities	107			107		175
Measured at fair value | Level 1 | Credit default swaps
Derivative Assets
Derivative Assets	44			44		0
Derivative Liabilities
Derivative Liabilities	48			48		0
Measured at fair value | Level 2
Disclosure of fair value measurement of assets [line items]
Trading Securities	140,855			140,855		126,544
Total FVTPL securities	16,325			16,325		14,384
FVOCI Securities	121,170			121,170		111,806
Loans	13,000			13,000		13,000
Other Assets	0			0		0
Deposits	62,466			62,466		56,162
Securities sold but not yet purchased	41,358			41,358		39,878
Other liabilities	45,940			45,940		32,096
Fair value liabilities	149,764			149,764		128,136
Derivative Assets
Derivative Assets	62,008			62,008		56,568
Derivative Liabilities
Derivative Liabilities	63,447			63,447		58,335
Measured at fair value | Level 2 | Canadian federal government
Disclosure of fair value measurement of assets [line items]
Trading Securities	10,293			10,293		11,554
Total FVTPL securities	1,414			1,414		1,563
FVOCI Securities	48,986			48,986		44,177
Measured at fair value | Level 2 | Canadian provincial and municipal governments
Disclosure of fair value measurement of assets [line items]
Trading Securities	10,080			10,080		9,035
Total FVTPL securities	2,440			2,440		1,578
FVOCI Securities	7,893			7,893		5,644
Measured at fair value | Level 2 | U.S. federal government
Disclosure of fair value measurement of assets [line items]
Trading Securities	25,559			25,559		27,594
Total FVTPL securities	1,753			1,753		1,495
FVOCI Securities	23,384			23,384		20,793
Measured at fair value | Level 2 | U.S. states, municipalities and agencies
Disclosure of fair value measurement of assets [line items]
Trading Securities	281			281		1,144
FVOCI Securities	4,578			4,578		5,634
Measured at fair value | Level 2 | Other governments
Disclosure of fair value measurement of assets [line items]
Trading Securities	3,261			3,261		3,927
Total FVTPL securities	124			124		0
FVOCI Securities	3,829			3,829		4,028
Measured at fair value | Level 2 | NHA MBS, and U.S. agency MBS and CMO
Disclosure of fair value measurement of assets [line items]
Trading Securities	71,978			71,978		56,450
Total FVTPL securities	18			18		18
FVOCI Securities	27,918			27,918		27,015
Measured at fair value | Level 2 | Corporate debt
Disclosure of fair value measurement of assets [line items]
Trading Securities	15,225			15,225		11,614
Total FVTPL securities	9,705			9,705		8,908
FVOCI Securities	4,582			4,582		4,515
Measured at fair value | Level 2 | Trading loans
Disclosure of fair value measurement of assets [line items]
Trading Securities	3,402			3,402		4,568
Measured at fair value | Level 2 | Corporate equity
Disclosure of fair value measurement of assets [line items]
Trading Securities	776			776		658
Total FVTPL securities	871			871		822
FVOCI Securities	0			0		0
Measured at fair value | Level 2 | Residential mortgages
Disclosure of fair value measurement of assets [line items]
Loans	68			68		79
Measured at fair value | Level 2 | Business and government loans
Disclosure of fair value measurement of assets [line items]
Loans	12,932			12,932		12,921
Measured at fair value | Level 2 | Interest rate contracts
Derivative Assets
Derivative Assets	9,483			9,483		8,666
Derivative Liabilities
Derivative Liabilities	10,497			10,497		10,081
Measured at fair value | Level 2 | Foreign exchange contracts
Derivative Assets
Derivative Assets	25,413			25,413		30,474
Derivative Liabilities
Derivative Liabilities	20,352			20,352		26,049
Measured at fair value | Level 2 | Commodity contracts
Derivative Assets
Derivative Assets	3,622			3,622		1,224
Derivative Liabilities
Derivative Liabilities	3,231			3,231		1,412
Measured at fair value | Level 2 | Equity contracts
Derivative Assets
Derivative Assets	23,462			23,462		16,203
Derivative Liabilities
Derivative Liabilities	29,310			29,310		20,793
Measured at fair value | Level 2 | Credit default swaps
Derivative Assets
Derivative Assets	28			28		1
Derivative Liabilities
Derivative Liabilities	57			57		0
Measured at fair value | Level 3
Disclosure of fair value measurement of assets [line items]
Trading Securities	0			0		0
Total FVTPL securities	5,821			5,821		5,824
FVOCI Securities	189			189		192
Loans	314			314		324
Other Assets	1,495			1,495		1,483
Deposits	0			0		0
Securities sold but not yet purchased	0			0		0
Other liabilities	135			135		0
Fair value liabilities	135			135		0
Derivative Assets
Derivative Assets						25
Derivative Liabilities
Derivative Liabilities	21			21		5
Measured at fair value | Level 3 | Canadian federal government
Disclosure of fair value measurement of assets [line items]
Trading Securities	0			0		0
Total FVTPL securities	0			0		0
FVOCI Securities	0			0		0
Measured at fair value | Level 3 | Canadian provincial and municipal governments
Disclosure of fair value measurement of assets [line items]
Trading Securities	0			0		0
Total FVTPL securities	0			0		0
FVOCI Securities	0			0		0
Measured at fair value | Level 3 | U.S. federal government
Disclosure of fair value measurement of assets [line items]
Trading Securities	0			0		0
Total FVTPL securities	0			0		0
FVOCI Securities	0			0		0
Measured at fair value | Level 3 | U.S. states, municipalities and agencies
Disclosure of fair value measurement of assets [line items]
Trading Securities	0			0		0
FVOCI Securities	0			0		0
Measured at fair value | Level 3 | Other governments
Disclosure of fair value measurement of assets [line items]
Trading Securities	0			0		0
Total FVTPL securities	0			0		0
FVOCI Securities	0			0		0
Measured at fair value | Level 3 | NHA MBS, and U.S. agency MBS and CMO
Disclosure of fair value measurement of assets [line items]
Trading Securities	0			0		0
Total FVTPL securities	0			0		0
FVOCI Securities	0			0		0
Measured at fair value | Level 3 | Corporate debt
Disclosure of fair value measurement of assets [line items]
Trading Securities	0			0		0
Total FVTPL securities	3			3		0
FVOCI Securities	0			0		0
Measured at fair value | Level 3 | Trading loans
Disclosure of fair value measurement of assets [line items]
Trading Securities	0			0		0
Measured at fair value | Level 3 | Corporate equity
Disclosure of fair value measurement of assets [line items]
Trading Securities	0			0		0
Total FVTPL securities	5,818			5,818		5,824
FVOCI Securities	189			189		192
Measured at fair value | Level 3 | Residential mortgages
Disclosure of fair value measurement of assets [line items]
Loans	0			0		0
Measured at fair value | Level 3 | Business and government loans
Disclosure of fair value measurement of assets [line items]
Loans						324
Measured at fair value | Level 3 | Interest rate contracts
Derivative Assets
Derivative Assets	0			0		0
Derivative Liabilities
Derivative Liabilities	0			0		0
Measured at fair value | Level 3 | Foreign exchange contracts
Derivative Assets
Derivative Assets	19			19		2
Derivative Liabilities
Derivative Liabilities	8			8		0
Measured at fair value | Level 3 | Commodity contracts
Derivative Assets
Derivative Assets	0			0		13
Derivative Liabilities
Derivative Liabilities	8			8		0
Measured at fair value | Level 3 | Equity contracts
Derivative Assets
Derivative Assets	7			7		10
Derivative Liabilities
Derivative Liabilities	5			5		5
Measured at fair value | Level 3 | Credit default swaps
Derivative Assets
Derivative Assets	0			0		0
Derivative Liabilities
Derivative Liabilities	$ 0			$ 0		$ 0